Note 13 - Investments in Associates and Joint Ventures - Carrying Amounts (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Carrying amount as of January 1, 2019			$ 76,300
Unrecognized intangible assets		$ 536,915	536,915		$ 532,385
Carrying amount as of December 31, 2020		364,946	364,946		76,300
nHorizon [member]
Statement Line Items [Line Items]
Carrying amount as of January 1, 2019					443
Investment during the year				[1]
Change in fair value of preferred shares
Foreign exchange adjustment			35		3
Other adjustments
Share of net income (loss)			(535)	[2]	518
Share of other comprehensive income
Carrying amount as of December 31, 2019					$ 963
Groups share in %			29.09%		29.09%
Groups share in equity		391	$ 391		$ 886
Unrecognized intangible assets
Equity method adjustments			72		77
Fair value of preferred shares (1)	[3]
Carrying amount as of January 1, 2020			963
Disposal of investment
Carrying amount as of December 31, 2020		463	463
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Carrying amount as of January 1, 2019					289
Investment during the year			440	[1]	366
Change in fair value of preferred shares
Foreign exchange adjustment
Other adjustments					157
Share of net income (loss)			(742)	[2]	(2,572)
Share of other comprehensive income
Carrying amount as of December 31, 2019					$ (1,760)
Groups share in %			0.00%		50.10%
Groups share in equity					$ (6,424)
Unrecognized intangible assets					566
Equity method adjustments					4,097
Fair value of preferred shares (1)	[3]
Carrying amount as of January 1, 2020			(1,760)
Disposal of investment		2,100	2,063
Carrying amount as of December 31, 2020
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Carrying amount as of January 1, 2019					4,330
Investment during the year				[1]	7,131
Change in fair value of preferred shares			3,000		33,900
Foreign exchange adjustment
Other adjustments					673
Share of net income (loss)			(876)	[2]	(2,938)
Share of other comprehensive income
Carrying amount as of December 31, 2019					$ 43,096
Groups share in %			13.10%		13.10%
Groups share in equity		(3,248)	$ (3,248)		$ (2,145)
Unrecognized intangible assets
Equity method adjustments			(532)		(759)
Fair value of preferred shares (1)	[3]		49,000		46,000
Carrying amount as of January 1, 2020			43,096
Disposal of investment
Carrying amount as of December 31, 2020		45,220	45,220
StarMaker Inc. [member]
Statement Line Items [Line Items]
Carrying amount as of January 1, 2019					30,000
Investment during the year				[1]
Change in fair value of preferred shares			21,000		4,000
Foreign exchange adjustment
Other adjustments
Share of other comprehensive income
Carrying amount as of December 31, 2019					$ 34,000
Groups share in %			19.35%		19.35%
Equity method adjustments
Fair value of preferred shares (1)	[3]		55,000		$ 34,000
Carrying amount as of January 1, 2020			34,000
Disposal of investment
Carrying amount as of December 31, 2020		55,000	55,000
Nanobank [member]
Statement Line Items [Line Items]
Investment during the year	[1]		264,936
Change in fair value of preferred shares
Foreign exchange adjustment
Share of net income (loss)	[2]		261
Share of other comprehensive income			$ (935)
Carrying amount as of December 31, 2019
Groups share in %			42.00%
Groups share in equity		264,261	$ 264,261
Equity method adjustments
Fair value of preferred shares (1)	[3]
Carrying amount as of January 1, 2020
Disposal of investment
Carrying amount as of December 31, 2020		$ 264,261	$ 264,261

[1]	The cost of the investment in Nanobank was the fair value of the Group's ownership interest in the entity obtained following the contribution of TenSpot Pesa Limited.
[2]	In 2020, the Group recognized US$3,897 thousand in credit loss expense on long-term loans due from Powerbets. Because the long-term loans were classified as part of the net investment in Powerbets, these had absorbed losses under the equity method in the period from 2017 until 2020, resulting in their carrying amount being zero at the time the Group concluded that they were credit impaired. Upon recognition of the impairment loss, the equivalent amount was recognized as income on the line item for Share of net income (loss) of associates and joint ventures in the Statement of Operations. Thus, the credit loss expense was effectively reclassified as such in the Statement of Operations for 2020. The amount for share of net loss from Powerbets in the table above does not include the impact of that reclassification.
[3]	The carrying amount of the preferred shares form part of the net investment in the associates.